STOCKHOLDERS’ EQUITY - Schedule of Estimate of the Fair Value of the Warrants and Assumptions (Details) - Series E Common Warrants and April 2025 PA Warrants	Sep. 30, 2025 year
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.5644
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2,480
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0402
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0